DISCONTINUED OPERATIONS (Details) - Discontinued operations	Aug. 31, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of business	$ 5,000,000
Percentage of ownership interest acquired as consideration for sale of business	9.99%